Long-term debt - Net Interest and Other Finance Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Write off deferred financing costs on repayment of debt	$ 0.0	$ 0.0	$ 3.9
Revaluation of term loan for change in interest rate	0.0	0.0	(5.9)
Interest expense and other finance costs	14.7	13.1	10.0
Interest income	(0.5)	(0.2)	0.0
Interest expense (income)	14.2	12.9	10.0
Revolving facility
Disclosure of detailed information about financial instruments [line items]
Interest expense	2.4	2.3	2.4
Term loan
Disclosure of detailed information about financial instruments [line items]
Interest expense	11.7	10.4	4.9
Credit facility
Disclosure of detailed information about financial instruments [line items]
Interest expense	0.0	0.0	0.4
Subordinated debt
Disclosure of detailed information about financial instruments [line items]
Interest expense	0.0	0.0	3.8
Other
Disclosure of detailed information about financial instruments [line items]
Interest expense	0.0	0.0	0.3
Standby fees
Disclosure of detailed information about financial instruments [line items]
Interest expense	$ 0.6	$ 0.4	$ 0.2